TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Income before income taxes	¥ 3,694,254	$ 506,200	¥ 3,107,359	¥ 1,126,750
Income tax expenses computed at PRC statutory income tax rate of 25%	923,563	126,550	776,840	281,688
Additional deduction for R&D expenses	(17,699)	(2,425)	(19,397)	(13,516)
Non-deductible share-based compensation expenses	60,020	8,224	45,722	80,440
Non-deductible expenses and non-taxable income	10,944	1,500	5,378	(9,967)
Deferred tax assets write-off related to closure entities	16,949	2,323	(401)	8,266
Expiration of tax loss	108,917	14,924	43,438
Effect of tax rate changes on deferred tax			725
Recognition of uncertain tax benefits	6,853	939	24,536	29,325
Change of valuation allowance	(278,570)	(38,171)	(609,815)	220,774
Effect of preferential tax rate	(53,296)	(7,303)	(48,123)	(18,626)
Effect of International tax rates	(21,530)	(2,950)	29,047	76,378
Prior-year tax filing difference	6,400	877	11,476	(16,258)
Income tax expense	¥ 762,551	$ 104,488	¥ 259,426	¥ 638,504